Other Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets [Abstract]
Schedule of other assets, noncurrent
Other assets, net, consisted of the following (in thousands):

	DECEMBER 31,
	2012	2011
Company-owned life insurance	$59,787	$51,955
Deferred financing fees, net of accumulated amortization of $8,890 and $66,275
at December 31, 2012 and 2011, respectively	15,097	19,988
Liquor licenses	26,002	25,545
Other assets	44,546	38,677
	$145,432	$136,165